Consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash flows from operating activities
Net earnings	$ 654	$ 734	$ 1,588	$ 1,421
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs	40	7	53	96
Depreciation and amortization	1,199	1,153	2,350	2,286
Post-employment benefit plans cost	52	68	103	147
Net interest expense	265	263	523	526
Impairment of assets	106	164	108	167
Gains on investments	(16)	0	(53)	0
Income taxes	232	236	567	489
Contributions to post-employment benefit plans	(35)	(70)	(114)	(149)
Payments under other post-employment benefit plans	(15)	(16)	(30)	(31)
Severance and other costs paid	(30)	(79)	(58)	(122)
Interest paid	(196)	(230)	(569)	(536)
Income taxes paid (net of refunds)	(143)	(95)	(259)	(204)
Acquisition and other costs paid	(3)	(2)	(6)	(6)
Change in contract assets	23	102	55	246
Change in wireless device financing plan receivables	68	(61)	127	(152)
Net change in operating assets and liabilities	396	325	(72)	313
Cash flows from operating activities	2,597	2,499	4,313	4,491
Cash flows used in investing activities
Capital expenditures	(1,219)	(1,210)	(2,178)	(2,222)
Business acquisitions	0	(11)	(139)	(11)
Business dispositions	2	0	54	0
Other investing activities	27	(17)	17	(38)
Cash flows used in investing activities	(1,190)	(1,238)	(2,246)	(2,271)
Cash flows used in financing activities
Increase (decrease) in notes payable	187	311	656	(46)
Decrease in securitized trade receivables	0	0	0	(13)
Issue of long-term debt	0	500	945	3,415
Repayment of long-term debt	(245)	(2,041)	(1,503)	(2,267)
Issue of common shares	7	63	168	73
Purchase of shares for settlement of share-based payments	(51)	(71)	(157)	(162)
Repurchase of preferred shares	0	0	(115)	0
Cash dividends paid on common shares	(839)	(791)	(1,634)	(1,544)
Cash dividends paid on preferred shares	(34)	(31)	(67)	(62)
Cash dividends paid by subsidiaries to non-controlling interest	(14)	(15)	(25)	(28)
Other financing activities	0	(44)	(28)	36
Cash flows used in financing activities	(989)	(2,119)	(1,760)	(598)
Net increase (decrease) in cash	418	(158)	307	1,622
Cash at beginning of period	178	2,004	289	224	$ 224
Cash at end of period	596	1,846	596	1,846	289
Net decrease in cash equivalents	0	(700)	0	0
Cash equivalents at beginning of period	0	700	0	0	0
Cash equivalents at end of period	$ 0	$ 0	$ 0	$ 0	$ 0